Shareholder Report, Average Annual Return (Details) 195198_2x XRP ETF_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
2x XRP ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		2x XRP ETF (Consolidated) NAV
Average Annual Return, Percent	(85.68%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	18.81%